1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
DOUGLAS P. DICK douglas.dick@dechert.com +1 202 261 3305 Direct +1 949 681 8647 Fax

March 31, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series VIT (the “Trust” or “Registrant”)

(File Nos. 333-164078 and 811-22376)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust is Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A (“Registration Statement”) under the Securities Act of 1933 (“1933 Act”) and Amendment No. 2 to the Registration Statement under the Investment Company Act of 1940 (“1940 Act”). This filing is being made for the purposes of (i) filing certain required exhibits; and (ii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the PIMCO EqS Pathfinder Portfolio, a series of the Trust.

The Registrant proposes to commence a public offering of the Trust’s shares on or about April 1, 2010. A review of the Registration Statement with this date in mind would be appreciated.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3305 or Matthew V. Curtin at 202.261.3448.

Sincerely,

/s/ Douglas P. Dick

Douglas P. Dick

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